Financial Instruments (Narrative) (Details)	12 Months Ended
	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2023 CAD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 CAD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 CAD ($)
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents			$ 12,608,704		$ 30,482,269		$ 19,398,272
Accounts payable and accrued liabilities			6,455,851		10,149,141
Description of change of rates and materiality	A 1% change in the foreign exchange rate of CAD to MXN would increase/decrease the net and comprehensive loss for the year ended April 30, 2023
Short-term investments			$ 40,115,000	$ 40,115,000	$ 0	$ 0
Increase decrease comprehensive loss net	$ 139,000	$ 126,000